Guarantees, commitments and risks - Additional information (Details) t in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2020 EUR (€) instrument	Apr. 30, 2020 USD ($)	Jul. 31, 2009 EUR (€)	Jul. 31, 2008 EUR (€)	Dec. 31, 2020 EUR (€) t instrument	Dec. 31, 2018 t	Mar. 15, 2021 EUR (€)	Mar. 10, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2017 EUR (€)	Mar. 31, 2017 EUR (€)	May 31, 2014 EUR (€)	Dec. 31, 2012 EUR (€)
Guarantees, commitments and risks
Guarantees										€ 8,884,000,000	€ 8,862,000,000
Capital commitments										14,675,000,000
Investment agreed										108,000,000	114,000,000
Risks										600,000,000	676,000,000
Period over which the management deems the liquidity reserves retained are enough to meet the financial obligations					18 months
Lease liabilities										5,018,000,000	5,648,000,000
Quantity of total emission of carbon dioxide | t					17,320
Quantity of free emission allowance of carbon dioxide | t					6,840	6,840
Deficit quantity of emission allowance of carbon dioxide | t					10,480
Perpetual subordinated bonds
Guarantees, commitments and risks
Notional amount	€ 3,000,000,000									€ 3,000,000
Number of euro-denominated perpetual subordinated hybrid bonds issued | instrument	2				2
Equity credit assigned (as a percent)	50.00%
Evolvere
Guarantees, commitments and risks
Equity interest acquired (as a percent)									70.00%	70.00%
Project relating to Dogger Bank (A and B) wind facility
Guarantees, commitments and risks
Capital commitments										€ 451,000,000
Equity interest acquired (as a percent)									20.00%	20.00%
Finproject SpA
Guarantees, commitments and risks
Capital commitments										€ 150,000,000
Equity interest acquired (as a percent)									60.00%	60.00%
Alleged illegal handling of waste material | Outcome of preliminary hearings
Guarantees, commitments and risks
Fine payable								€ 700,000
Contextual confiscation amount								€ 44,248,071
Environmental claim relating to Municipality of Cengio
Guarantees, commitments and risks
Claim amount										€ 250,000,000
Block OPL 245 Nigeria
Guarantees, commitments and risks
Claim amount | $									$ 1,092,000,000
Estimated fair value of the asset | $									$ 3,500,000,000
Interest in assets (as a percent)					50.00%
Congo proceedings
Guarantees, commitments and risks
Sanction agreed							€ 11,800,000
Allegation of corruption relating to the award of certain contracts to Eni's former subsidiary Saipem in Algeria
Guarantees, commitments and risks
Settlement amount representing Eni's part of tax benefits obtained by Saipem in relation to the costs incurred by Saipem | $		$ 19,750,000
Sum of compensation for interest | $		$ 4,750,000
Alleged environmental damage caused by illegal waste disposal in municipality of Melilli (Sicily)
Guarantees, commitments and risks
Claim amount														€ 500,000,000
Derivatives
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting										1,033,000,000	612,000,000
Eni Abu Dhabi Refining & Trading BV
Guarantees, commitments and risks
Capital commitments										3,260,000,000	6,527,000,000
Increase (decrease) in capital commitments					€ (3,267,000,000)
Guarantee for obligations under Share Purchase Agreement										€ 73,000,000
Eni Abu Dhabi Refining & Trading BV | ADNOC Refining
Guarantees, commitments and risks
Equity interest acquired (as a percent)									20.00%	20.00%
Eni Trading Shipping Inc
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting										€ 2,000,000	187,000,000
Eni Rewind SpA and Versalis SpA | Porto Torres dock damage
Guarantees, commitments and risks
Claim amount															€ 1,500,000,000
Eni Rewind SpA | Alleged environmental damage caused by DDT pollution in Lake Maggiore
Guarantees, commitments and risks
Litigation damages annulled by the court				€ 1,833,500,000
Estimated damage value			€ 7,000,000
Number of years required to monitor natural recovery			20 years
Estimated compensatory work													€ 9,500,000
Exploration & Production
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting										753,000,000	713,000,000
Uncommitted short-term borrowing facilities
Guarantees, commitments and risks
Undrawn borrowing facilities										7,183,000,000	13,299,000,000
Committed borrowing facilities
Guarantees, commitments and risks
Undrawn borrowing facilities										5,295,000,000	4,667,000,000
Committed borrowing facilities | Over 12 months
Guarantees, commitments and risks
Undrawn borrowing facilities										4,750,000,000	4,217,000,000
Euro Medium Term Notes
Guarantees, commitments and risks
Maximum amount issuable										20,000,000,000
Notional amount										16,257,000,000
Bonds issued					€ 3,500,000,000
Risk associated with contractual assurances to acquirers
Guarantees, commitments and risks
Risks										230,000,000	248,000,000
Value of assets of third parties under custody
Guarantees, commitments and risks
Risks										370,000,000	428,000,000
Currency
Guarantees, commitments and risks
Period of possible future changes in market values monitored					1 day
Percentage of confidence level					99.00%
Holding period					20 days
Interest rate risk
Guarantees, commitments and risks
Percentage of confidence level					99.00%
Holding period					20 days
Commodity price risk
Guarantees, commitments and risks
Percentage of confidence level					95.00%
Holding period					1 day
Strategic liquidity risk
Guarantees, commitments and risks
Percentage of confidence level					99.00%
Holding period					1 day
Period of medium and long-term financial debts for which coverage must be provided					24 months
Hydrocarbon exploration and production activities
Guarantees, commitments and risks
Capital commitments										64,294,000,000	65,374,000,000
Increase (decrease) in capital commitments					€ (1,080,000,000)
Regasified gas at Pascagoula plant
Guarantees, commitments and risks
Capital commitments										1,672,000,000	1,978,000,000
Angola LNG Supply Services Llc
Guarantees, commitments and risks
Percentage of interest in project					13.60%
Cardon IV SA
Guarantees, commitments and risks
Proportion of ownership interest in joint venture					50.00%
Contractual volumes of gas amount					€ 12,000,000,000
Eni USA Gas Marketing Llc and Gulf LNG Energy Llc GLE and Gulf LNG Pipeline Llc GLP
Guarantees, commitments and risks
Long term supply commitments												€ 948,000,000
Supply commitments compensation recognized					324,000,000
Claim for regasification fees										757,000,000
Partners of unincorporated joint ventures
Guarantees, commitments and risks
Lease liabilities										2,429,000,000	2,953,000,000
ENI SpA | Euro Medium Term Notes
Guarantees, commitments and risks
Notional amount										13,900,000,000
Bonds issued					€ 3,000,000,000
Coral FLNG SA | Third parties
Guarantees, commitments and risks
Maximum financial guarantee given by the company										1,223,000,000
Percentage of obligation covered by guarantee					100.00%
Consolidated subsidiaries
Guarantees, commitments and risks
Guarantees										4,758,000,000	4,323,000,000
Guarantee for bid bonds and performance bonds										3,209,000,000	2,886,000,000
Underlying commitment										4,520,000,000	4,013,000,000
Investments in unconsolidated entities controlled by Eni
Guarantees, commitments and risks
Guarantees										176,000,000	197,000,000
Joint ventures and associates
Guarantees, commitments and risks
Guarantees										3,800,000,000	4,075,000,000
Guarantee for bid bonds and performance bonds										1,544,000,000	1,661,000,000
Underlying commitment										1,898,000,000	2,109,000,000
Joint ventures and associates | Unsecured and other guarantees
Guarantees, commitments and risks
Bank guarantee										1,533,000,000	1,676,000,000
Joint ventures and associates | Rete Ferroviaria Italiana SpA
Guarantees, commitments and risks
Guarantees										499,000,000	499,000,000
Joint ventures and associates | Gulf LNG Energy and Gulf LNG Pipeline
Guarantees, commitments and risks
Guarantees										165,000,000	181,000,000
Joint ventures and associates | Coral FLNG SA
Guarantees, commitments and risks
Guarantee for bid bonds and performance bonds										1,079,000,000	1,168,000,000
Joint ventures and associates | Coral FLNG SA | Unsecured and other guarantees
Guarantees, commitments and risks
Bank guarantee										1,304,000,000	1,425,000,000
Others
Guarantees, commitments and risks
Guarantees										150,000,000	267,000,000
Underlying commitment										87,000,000	80,000,000
Others | State oil Company of Mozambique ENH
Guarantees, commitments and risks
Guarantees										€ 145,000,000	€ 158,000,000